                                 (cover photo)

                                AIM GROWTH FUND



[AIM LOGO APPEARS HERE]           ANNUAL REPORT                DECEMBER 31, 1997

                                 (cover photo)


                    ---------------------------------------

                                 AIM GROWTH FUND

                            For shareholders who seek

                          long-term growth of capital.

                           The Fund invests primarily

                             in the common stocks of

                             established medium- to

                              large-size companies

                        with prospects for above-average,

                           long-term earnings growth.

                     ---------------------------------------


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflect the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.
o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


                 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
           ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
           ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
         ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
              INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

           This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                         The Chairman's Letter


                   Dear Fellow Shareholder:

                   1997 proved an eventful year in securities markets. The Dow
   [PHOTO OF       Jones Industrial Average reached its all-time high--and also
  Charles T.       had its largest one-day point drop ever, though not its
    Bauer,         largest percentage drop. Volatility was unabated, and we
 Chairman of       experienced the first 10% stock market correction in the
 the Board of      U.S. since 1991.
   THE FUND            Never dull and occasionally unsettling, 1997 was also a
 APPEARS HERE]     very good year for many investments. For an unprecedented
                   third year in a row, domestic equities rose more than 20%.
                   Late in the year, in the uncertainty brought on by events in Asia, bond markets, especially the U.S. Treasury market, fulfilled their usual role as relative safe havens, and a bull market in bonds took hold. Overseas, though Asian markets plummeted, Europe thrived.
                       Market expectations performed an about-face during the
                   year. Worry about the inflationary potential of vigorous
economic growth became concern about the potential negative impact of Asia's financial crisis. At fiscal year end, there was no consensus about how serious or widespread this impact would be.
    An interview with your Fund's managers appears on the following pages. They discuss their investment strategies, how your Fund performed in this context, and their outlook for the future.
    In uncertain times like these, your financial consultant remains your best source for information on market trends and for advice on how to invest strategically rather than emotionally. We encourage you to visit your financial consultant regularly to make sure your chosen investments still suit your goals, risk tolerance, and time horizon.

INVESTOR EDUCATION EVENTS
In addition to professional guidance, every investor needs fundamental information about the saving and investing choices offered by the marketplace. AIM has always championed investor education, convinced a more knowledgeable shareholder is a better customer. A great deal of investment information will be available during two upcoming events, and we hope our shareholders will participate in and learn from them to the greatest extent possible.
    First, from March 29 through April 4, the Securities and Exchange
Commission (SEC) will sponsor Saving and Investing Education Week. As the SEC points out, financial markets are more stable when investors are confident in them, and knowledge is a major confidence builder. The week's theme is "Get the facts. It's your money. It's your future." The aim is to inform citizens about the saving and investment possibilities available and to build understanding about how one's financial needs and goals change throughout one's life. The week's awareness and education events will culminate with a national investors town meeting at satellite-linked locations across the nation. You can find out more from the SEC's Web site at www.sec.gov.
    The second event concerns citizens' financial planning for retirement, a subject of growing urgency as the population ages and the solvency of the Social Security system is increasingly debatable. In July, the first National Summit on Retirement Savings will be held at the White House. Under the auspices of the Department of Labor, working through public-private partnership, the summit's goal is to advance the public's knowledge of retirement savings through development of a broad-based education program and to develop recommendations for public/private action to promote private retirement savings among American workers.
    Look for further information on both of these investor education events in the national and local press.
    We are pleased to send you this report on your Fund. Please contact our Client Services department at 800-959-4246 if you have questions or comments. Automated information about your account is available 24 hours a day on the AIM Investor Line, 800-246-5463. Account information and much more can be found on our Web site, www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                        --------------------------------

                         In uncertain times like these,

                            your financial consultant

                            remains your best source

                        for information on market trends

                                and for advice on

                           how to invest strategically

                            rather than emotionally.

                        --------------------------------

The Managers' Overview

DESPITE VOLATILITY, FUND LOGS
RESPECTABLE RETURNS

A roundtable discussion with the Fund management team for AIM Growth Fund for the fiscal year ended December 31, 1997.

--------------------------------------------------------------------------------

Q.  1997 WAS A TURBULENT YEAR IN THE STOCK MARKET. HOW DID AIM GROWTH FUND
    PERFORM?

A. Despite dramatic fluctuations in the stock market and a narrow market environment favoring large-company stocks, your Fund posted respectable returns for the year ended December 31, 1997. Average annual total return was 19.54% and 18.50% for Class A and Class B shares, respectively. Class C shares produced a cumulative total return of -3.86% from their inception on August 4, 1997, through December 31, 1997.
         During the year, the Fund's net assets grew from $508.7 million to $623.5 million.

Q.  WHAT WERE THE MAJOR TRENDS IN THE STOCK MARKET DURING THE FISCAL YEAR?

A. Although the Dow Jones Industrial Average (DJIA) soared to record heights in 1997, the market experienced two major declines, the first from mid-March to mid-April when the industrial average lost nearly 10% of its value. The initial selloff stemmed from concerns that inflation, the product of rapid economic growth, might accelerate and erode corporate profits. However, inflation remained subdued and the market resumed its upward climb at the end of April.
         The second and more dramatic of the two selloffs occurred from early August to late October and saw the DJIA lose 13.2% of its value, marking the first correction of the seven-year bull market. A correction is generally defined as a drop of 10% or more in the stock market. This particular correction was precipitated by the currency devaluations in Southeast Asia and culminated on October 27, when the DJIA plunged 554 points or 7.2% in a single day.

Q.  HOW DID INVESTORS REACT TO THE UNSTABLE MARKET CONDITIONS?

A. For most of the year, investors tended to favor the more liquid stocks of larger companies with more predictable earnings. This trend was interrupted in the third quarter of 1997 when the more reasonably priced stocks of smaller companies with greater earnings potential emerged as the market leaders. However, when the problems in Asia jolted markets worldwide, investors again shifted their focus to large-company stocks.

Q.  HOW DID MARKET TRENDS AFFECT FUND PERFORMANCE?

A. The Fund's diversification tended to put it at a disadvantage in the narrow market environment. At the end of the year, large-company stocks formed 54% of the portfolio while mid- and small-sized company stocks composed about 40% and 6%, respectively. While large-, mid-, and small-cap stocks all posted solid gains for the year, large-cap stocks were by far the strongest performers.
         The Fund's top sector holdings as of December 31, 1997, included: technology, 27%; financial, 13%; and health care, 10%. During the six months since our last report, we reduced our health-care holdings while increasing our holdings in financial stocks. The Fund's technology exposure remained about the same.

Q. IT WAS A DIFFICULT YEAR FOR TECHNOLOGY STOCKS. ARE YOU STILL OPTIMISTIC ABOUT THIS SECTOR?

A. The relative weakness of the technology sector affected the Fund's total return. Nevertheless, technology continues to be the fastest-growing segment of the economy. The largest portion of corporate and global capital expenditures is being channeled into technology. The technology sector also stands to benefit from the reprogramming of older computers to recognize the year 2000 and the conversion of Europe to a single currency.
         The technology sector took a beating in 1997 because of the Asian financial crisis. However, the currency devaluations in Southeast Asia may ultimately work in favor of some technology companies as it could reduce the cost of components.

                             PORTFOLIO COMPOSITION
               As of December 31, 1997 based on total net assets

=============================================================================================
 TOP 10 EQUITY HOLDINGS                    %     TOP 10 INDUSTRIES                       %
---------------------------------------------------------------------------------------------
 1. Conseco, Inc.                        1.49%   1.  Oil & Gas (Drilling & Equipment)   7.83%

 2. Travelers Group, Inc.                1.48    2.  Computers (Software & Services)    7.51

 3. Microsoft Corp.                      1.45    3.  Electronics (Semiconductors)       3.84

 4. Tyco International Ltd.              1.21    4.  Communications Equipment           3.67

 5. AES Corp.                            1.16    5.  Computers (Hardware)               2.85

 6. CVS Corp.                            0.99    6.  Financial (Diversified)            2.78

 7. Worldcom, Inc.                       0.99    7.  Health Care
                                                     (Drugs-Major Pharmaceuticals)      2.65
 8. Clear Channel Communications, Inc.   0.98
                                                 8.  Telecommunications (Long Distance) 2.45
 9. Service Corp. International          0.97
                                                 9.  Electrical Equipment               2.38
10. Chase Manhattan Corp.                0.97
                                                10.  Consumer Finance                   2.33
=============================================================================================

          See important fund and index disclosures inside front cover.

         Moreover, we only invest in the stocks of technology companies that show earnings growth potential. Since our last report, we reduced our holdings in the stocks of semiconductor companies when their earnings fell short of expectations.
         Technology stocks we found attractive included Microsoft Corp., Dell Computer Corp., and BMC Software, Inc. The last company is a leading provider of systems management software products for mainframe and client/server-based information systems.

Q.  WHAT WAS BEHIND THE STRONG PERFORMANCE OF FINANCIAL-COMPANY STOCKS?

A. The financial sector was the top-performing Dow Jones U.S. industry group in 1997. The sector benefited from declining interest rates, low inflation, and a continuing wave of mergers and acquisitions. For example, Travelers Group, Inc., one of the top holdings in the portfolio, acquired Salomon Brothers, a leading investment banking firm, in September. Travelers reported significant earnings growth in 1997.
         The Fund also benefited from owning the stocks of Allstate Corp., Franklin Resources, Inc., and Household International Inc.
         If the low-interest-rate, low-inflation environment persists, it should be a boon to financial companies. However, firms that were heavily involved in making loans in Southeast Asia could be adversely affected by the currency devaluations in that region.

Q.  WHERE WAS YOUR EMPHASIS IN THE HEALTH-CARE SECTOR?

A. Our main focus was on the stocks of pharmaceutical companies and medical-product suppliers. These companies have been bringing a steady stream of new products to the market to meet the needs of a health-conscious population. In 1997, SmithKline Beecham PLC, one of the stocks in the portfolio, reported strong sales of new pharmaceutical products, including an antidepressant and new vaccines.
         Other health-care stocks in the portfolio included pharmaceutical makers Bristol-Myers Squibb Co. and Merck & Co., Inc., and HEALTHSOUTH Corp., a leading provider of rehabilitative health-care services.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A. We continue to be optimistic about the stock market. In the U.S., the economic fundamentals are sound: inflation is low, corporate profits are strong, and the economy is growing at a healthy pace. However, after a record three straight years of 20% or more returns, we believe that it is unlikely that stocks will post similar gains in 1998. Moreover, the problems in Asia could slow economic growth, reducing corporate profits and stock returns.
         While large-cap stocks continue to be the market leaders, we remain optimistic about the more reasonably priced stocks of mid- and small-sized companies because of their greater earnings potential.
         1997 was one of the more volatile years in recent decades in the financial markets, and that trend could persist over the coming months. In such an environment, investors would be well advised to focus on their long-term financial goals rather than on transitory fluctuations in the markets.



================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/97, including sales charges

CLASS A SHARES

1 Year            12.97%*
5 Years           12.13
10 Years          12.61

*19.54% excluding sales charge

CLASS B SHARES

1 Year             13.50**
Inception (9/1/93) 13.16

**18.50% excluding CDSC

CLASS C SHARES

Inception (8/4/97)-4.71***

***Total return provided is cumulative total return that has not been annualized.
================================================================================

GROWTH OF A $10,000 INVESTMENT

12/31/87-12/31/97

--------------------------------------------------------------------------------
                AIM Growth Fund,               S&P 500
                 Class A Shares              Stock Index
--------------------------------------------------------------------------------
12/87               $9,451                    $10,000
12/88               10,410                     11,650
12/89               13,416                     15,330
12/90               12,740                     14,852
12/91               17,460                     19,358
12/92               17,492                     20,831
12/93               18,128                     22,921
12/94               17,223                     23,232
12/95               23,131                     31,931
12/96               27,435                     39,243
12/97               32,683                     52,317
================================================================================

Past performance cannot guarantee comparable future results.

Source: Towers Data Systems HYPO--Registered Trademark--; Lipper Analytical Services, Inc. Your Fund's total return includes sales charges, expenses, and management fees. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.


          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-83.14%

AEROSPACE/DEFENSE-0.16%

BE Aerospace, Inc.(a)                    15,000   $    401,250
--------------------------------------------------------------
Precision Castparts Corp.                10,000        603,125
--------------------------------------------------------------
                                                     1,004,375
--------------------------------------------------------------

AIR FREIGHT-0.13%

CNF Transportation Inc.                  21,800        836,575
--------------------------------------------------------------

AIRLINES-0.06%

Southwest Airlines Co.                   15,450        380,456
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.13%

Mark IV Industries, Inc.                 37,590        822,281
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.21%

BankBoston Corp.                         14,100      1,324,518
--------------------------------------------------------------

BANKS (MONEY CENTER)-1.56%

BankAmerica Corp.                        30,000      2,190,000
--------------------------------------------------------------
Chase Manhattan Corp.                    55,200      6,044,400
--------------------------------------------------------------
Citicorp                                 12,000      1,517,250
--------------------------------------------------------------
                                                     9,751,650
--------------------------------------------------------------

BANKS (REGIONAL)-0.21%

AmSouth Bancorporation                   15,000        814,687
--------------------------------------------------------------
TCF Financial Corp.                      14,000        475,125
--------------------------------------------------------------
                                                     1,289,812
--------------------------------------------------------------

BIOTECHNOLOGY-0.03%

Curative Health Services, Inc.(a)         5,500        167,062
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.17%

Clear Channel Communications,
  Inc.(a)                                76,700      6,092,856
--------------------------------------------------------------
Jacor Communications, Inc.(a)            22,500      1,195,312
--------------------------------------------------------------
                                                     7,288,168
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.09%

Crompton & Knowles Corp.                 22,000        583,000
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.76%

ADC Telecommunications, Inc.(a)         119,700      4,997,475
--------------------------------------------------------------
Brightpoint, Inc.(a)                     21,600        299,700
--------------------------------------------------------------
DSC Communications Corp.(a)              55,000      1,320,000
--------------------------------------------------------------
Lucent Technologies, Inc.                40,200      3,210,975
--------------------------------------------------------------
PairGain Technologies, Inc.(a)          113,700      2,202,937
--------------------------------------------------------------
REMEC, Inc.(a)                            5,000        112,500
--------------------------------------------------------------
Scientific-Atlanta, Inc.                 36,700        614,725
--------------------------------------------------------------
Tellabs, Inc.(a)                         83,800      4,430,925
--------------------------------------------------------------
                                                    17,189,237
--------------------------------------------------------------

COMPUTERS (HARDWARE)-2.85%

Citrix Systems, Inc.(a)                  41,100      3,123,600
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
COMPUTERS (HARDWARE)-(CONTINUED)

Comdisco, Inc.                           27,600   $    922,875
--------------------------------------------------------------
Compaq Computer Corp.                    54,050      3,050,446
--------------------------------------------------------------
Concord EFS, Inc.(a)                     47,700      1,186,537
--------------------------------------------------------------
Dell Computer Corp.(a)                   69,000      5,796,000
--------------------------------------------------------------
IDX Systems Corp.(a)                     10,000        370,000
--------------------------------------------------------------
International Business Machines
  Corp.                                  32,000      3,346,000
--------------------------------------------------------------
                                                    17,795,458
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.25%

Bay Networks, Inc.(a)                    60,000      1,533,750
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.02%

Adaptec, Inc.(a)                         41,900      1,555,537
--------------------------------------------------------------
EMC Corp.(a)                            100,000      2,743,750
--------------------------------------------------------------
Iomega Corp.(a)                          65,000        808,437
--------------------------------------------------------------
SMART Modular Technologies, Inc.(a)      20,000        460,000
--------------------------------------------------------------
Storage Technology Corp.(a)              13,000        805,187
--------------------------------------------------------------
                                                     6,372,911
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-7.43%

America Online, Inc.(a)                  34,100      3,041,293
--------------------------------------------------------------
Applied Voice Technology, Inc.(a)         5,000        141,250
--------------------------------------------------------------
Autodesk, Inc.                           10,500        388,500
--------------------------------------------------------------
Avant! Corp.(a)                          16,000        268,000
--------------------------------------------------------------
BMC Software, Inc.(a)                    54,000      3,543,750
--------------------------------------------------------------
Broderbund Software, Inc.(a)             95,000      2,434,375
--------------------------------------------------------------
Cadence Design Systems, Inc.(a)         100,000      2,450,000
--------------------------------------------------------------
Computer Associates International,
  Inc.                                   69,000      3,648,375
--------------------------------------------------------------
Compuware Corp.(a)                      104,000      3,328,000
--------------------------------------------------------------
Electronic Arts, Inc.(a)                 96,700      3,656,468
--------------------------------------------------------------
Electronics for Imaging, Inc.(a)          6,400        106,400
--------------------------------------------------------------
HBO & Co.                               113,200      5,433,600
--------------------------------------------------------------
Microsoft Corp.(a)                       69,900      9,034,575
--------------------------------------------------------------
Network Associates, Inc.(a)               3,800        200,925
--------------------------------------------------------------
Parametric Technology Co.(a)             36,300      1,719,712
--------------------------------------------------------------
Security Dynamics Technologies,
  Inc.(a)                                21,400        765,050
--------------------------------------------------------------
Sterling Commerce, Inc.(a)              100,000      3,843,750
--------------------------------------------------------------
Sybase, Inc.(a)                          11,300        150,431
--------------------------------------------------------------
Symantec Corp.(a)                        23,000        504,562
--------------------------------------------------------------
Synopsys, Inc.(a)                        33,800      1,208,350
--------------------------------------------------------------
Wind River Systems(a)                    11,900        472,281
--------------------------------------------------------------
                                                    46,339,647
--------------------------------------------------------------

CONSUMER FINANCE-2.33%

Aames Financial Corp.                    18,150        234,816
--------------------------------------------------------------
Capital One Financial Corp.              18,000        975,375
--------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)       38,000      1,458,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
CONSUMER FINANCE-(CONTINUED)

Green Tree Financial Corp.               53,000   $  1,387,938
--------------------------------------------------------------
Household International, Inc.            26,100      3,329,381
--------------------------------------------------------------
IMC Mortgage Co.(a)                      41,000        486,875
--------------------------------------------------------------
MBNA Corp.                               89,250      2,437,641
--------------------------------------------------------------
Money Store, Inc. (The)                  34,200        718,200
--------------------------------------------------------------
Providian Financial Corp.                11,400        515,138
--------------------------------------------------------------
SLM Holding Corp.                        21,500      2,991,188
--------------------------------------------------------------
                                                    14,534,802
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.01%

AmeriSource Health Corp.-Class A(a)      28,000      1,631,000
--------------------------------------------------------------
Cardinal Health, Inc.                    31,050      2,332,631
--------------------------------------------------------------
McKesson Corp.                           10,000      1,081,875
--------------------------------------------------------------
Sysco Corp.                              28,000      1,275,750
--------------------------------------------------------------
                                                     6,321,256
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.38%

AVX Corp.                                21,700        400,093
--------------------------------------------------------------
American Power Conversion Corp.(a)       50,000      1,181,250
--------------------------------------------------------------
Avid Technology, Inc.(a)                 10,000        267,500
--------------------------------------------------------------
Berg Electronics Corp.(a)                22,400        509,600
--------------------------------------------------------------
Black Box Corp.(a)                       10,700        378,512
--------------------------------------------------------------
General Electric Co.                     61,200      4,490,550
--------------------------------------------------------------
SCI Systems, Inc.(a)                     55,500      2,417,718
--------------------------------------------------------------
Sanmina Corp.(a)                         43,600      2,953,900
--------------------------------------------------------------
Sawtek Inc.(a)                            8,000        211,000
--------------------------------------------------------------
Solectron Corp.(a)                       49,000      2,036,562
--------------------------------------------------------------
                                                    14,846,685
--------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.35%

Arrow Electronics, Inc.(a)               26,600        862,837
--------------------------------------------------------------
Avnet, Inc.                              15,700      1,036,200
--------------------------------------------------------------
Kent Electronics(a)                      10,400        261,300
--------------------------------------------------------------
                                                     2,160,337
--------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.61%

Methode Electronics, Inc.-Class A        22,400        364,000
--------------------------------------------------------------
Perkin-Elmer Corp.                       18,800      1,335,975
--------------------------------------------------------------
Tektronix, Inc.                          14,250        565,546
--------------------------------------------------------------
Waters Corp.(a)                          41,000      1,542,625
--------------------------------------------------------------
                                                     3,808,146
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.81%

Altera Corp.(a)                         140,400      4,650,750
--------------------------------------------------------------
ANADIGICS, Inc.(a)                       15,000        451,875
--------------------------------------------------------------
Analog Devices, Inc.(a)                  40,000      1,107,500
--------------------------------------------------------------
Atmel Corp.(a)                           46,800        868,725
--------------------------------------------------------------
Burr-Brown Corp.(a)                      15,300        491,512
--------------------------------------------------------------
Dallas Semiconductor Corp.               16,200        660,150
--------------------------------------------------------------
Intel Corp.                              36,000      2,529,000
--------------------------------------------------------------
Linear Technology Corp.                  44,400      2,558,550
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)

Maxim Integrated Products, Inc.(a)       70,000   $  2,415,000
--------------------------------------------------------------
Microchip Technology, Inc.(a)            52,000      1,560,000
--------------------------------------------------------------
National Semiconductor Corp.(a)          60,000      1,556,250
--------------------------------------------------------------
PMC-Sierra, Inc.(a)                     105,800      3,279,800
--------------------------------------------------------------
Unitrode Corp.(a)                         8,000        172,000
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)            8,400        317,100
--------------------------------------------------------------
Xilinx, Inc.(a)                          32,200      1,129,013
--------------------------------------------------------------
                                                    23,747,225
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.18%

Applied Materials, Inc.(a)               90,000      2,711,250
--------------------------------------------------------------
BMC Industries, Inc.                      5,300         85,463
--------------------------------------------------------------
KLA-Tencor Corp.(a)                      42,000      1,622,250
--------------------------------------------------------------
Lam Research Corp.(a)                    30,000        877,500
--------------------------------------------------------------
Novellus Systems, Inc.(a)                25,200        814,275
--------------------------------------------------------------
Teradyne, Inc.(a)                        38,000      1,216,000
--------------------------------------------------------------
                                                     7,326,738
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.75%

American Express Co.                     40,100      3,578,925
--------------------------------------------------------------
Fannie Mae                               40,000      2,282,500
--------------------------------------------------------------
Freddie Mac                              82,700      3,468,231
--------------------------------------------------------------
MBIA, Inc.                               12,000        801,750
--------------------------------------------------------------
MGIC Investment Corp.                    78,400      5,213,600
--------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                         30,500      1,803,313
--------------------------------------------------------------
                                                    17,148,319
--------------------------------------------------------------

FOODS-0.18%

Sara Lee Corp.                           20,000      1,126,250
--------------------------------------------------------------

FOOTWEAR-0.08%

Wolverine World Wide, Inc.               21,275        481,347
--------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES-0.14%

International Game Technology            13,500        340,875
--------------------------------------------------------------
MGM Grand, Inc.(a)                       14,600        526,513
--------------------------------------------------------------
                                                       867,388
--------------------------------------------------------------

HEALTHCARE (DIVERSIFIED)-1.44%

Abbott Laboratories                      27,200      1,783,300
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 31,700      2,999,613
--------------------------------------------------------------
Johnson & Johnson                        24,000      1,581,000
--------------------------------------------------------------
Warner-Lambert Co.                       20,900      2,591,600
--------------------------------------------------------------
                                                     8,955,513
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.52%

Alpharma, Inc.                           10,200        221,850
--------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)            17,900        821,163
--------------------------------------------------------------
Forest Laboratories, Inc.(a)             25,100      1,237,744
--------------------------------------------------------------
ICN Pharmaceuticals, Inc.                51,700      2,523,606
--------------------------------------------------------------
Jones Medical Industries, Inc.           21,000        803,250
--------------------------------------------------------------
Mylan Laboratories, Inc.                 21,000        439,688
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HEALTH CARE (DRUGS-GENERIC & OTHER)-(CONTINUED)

Watson Pharmaceuticals, Inc.(a)         105,000   $  3,405,938
--------------------------------------------------------------
                                                     9,453,239
--------------------------------------------------------------

HEATH CARE (DRUGS-MAJOR PHARMACEUTICALS)-2.10%

Lilly (Eli) & Co.                        48,300      3,362,888
--------------------------------------------------------------
Merck & Co., Inc.                        35,000      3,718,750
--------------------------------------------------------------
Pfizer Inc.                              80,400      5,994,825
--------------------------------------------------------------
                                                    13,076,463
--------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE)-1.35%

Beverly Enterprises, Inc.(a)             47,000        611,000
--------------------------------------------------------------
Health Care and Retirement Corp.(a)      72,450      2,916,113
--------------------------------------------------------------
HEALTHSOUTH Corp.(a)                    176,700      4,903,425
--------------------------------------------------------------
                                                     8,430,538
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.96%

Concentra Managed Care, Inc.(a)          34,700      1,171,125
--------------------------------------------------------------
Express Scripts, Inc.-Class A(a)         17,300      1,038,000
--------------------------------------------------------------
HealthCare COMPARE Corp.(a)              55,900      2,857,888
--------------------------------------------------------------
PhyCor, Inc.(a)                          33,600        907,200
--------------------------------------------------------------
                                                     5,974,213
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.27%

Arterial Vascular Engineering,
  Inc.(a)                                 7,900        513,500
--------------------------------------------------------------
Becton, Dickinson & Co.                  47,000      2,350,000
--------------------------------------------------------------
Biomet, Inc.                             20,600        527,875
--------------------------------------------------------------
DENTSPLY International, Inc.             17,800        542,900
--------------------------------------------------------------
DePuy, Inc.                               9,600        276,000
--------------------------------------------------------------
Guidant Corp.                            35,800      2,228,550
--------------------------------------------------------------
Henry Schein, Inc.(a)                     7,717        270,095
--------------------------------------------------------------
Medtronic, Inc.                          18,900        988,706
--------------------------------------------------------------
Physician Sales & Service, Inc.(a)       15,900        341,850
--------------------------------------------------------------
Quintiles Transnational Corp.(a)         20,400        780,300
--------------------------------------------------------------
Sofamor Danek Group, Inc.(a)              5,000        325,313
--------------------------------------------------------------
Stryker Corp.                            40,400      1,504,900
--------------------------------------------------------------
Sybron International Corp.(a)            74,500      3,496,844
--------------------------------------------------------------
                                                    14,146,833
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.67%

Covance, Inc.(a)                         42,650        847,669
--------------------------------------------------------------
FPA Medical Management, Inc.(a)          31,900        594,138
--------------------------------------------------------------
Omnicare, Inc.                           71,400      2,213,400
--------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                                17,800        295,925
--------------------------------------------------------------
PharMerica, Inc.(a)                      21,390        221,918
--------------------------------------------------------------
Transition Systems, Inc.(a)                 400          8,850
--------------------------------------------------------------
                                                     4,181,900
--------------------------------------------------------------

HOMEBUILDING-0.15%

Clayton Homes, Inc.                      40,000        720,000
--------------------------------------------------------------
Oakwood Homes Corp.                       5,600        185,850
--------------------------------------------------------------
                                                       905,850
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HOUSEHOLD FURNITURE & SUPPLIES-0.26%

Furniture Brands International,
  Inc.(a)                                28,000   $    574,000
--------------------------------------------------------------
Maytag Corp.                             28,200      1,052,213
--------------------------------------------------------------
                                                     1,626,213
--------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.38%

Dial Corp. (The)                         45,000        936,563
--------------------------------------------------------------
Procter & Gamble Co.                     18,000      1,436,625
--------------------------------------------------------------
                                                     2,373,188
--------------------------------------------------------------

HOUSEWARES-0.05%

Central Garden and Pet Co.(a)            11,300        296,625
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.88%

Conseco, Inc.                           204,400      9,287,425
--------------------------------------------------------------
Equitable Companies, Inc.                36,000      1,791,000
--------------------------------------------------------------
Torchmark Corp.                          15,300        643,556
--------------------------------------------------------------
                                                    11,721,981
--------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.00%

Ace, Ltd.                                18,000      1,737,000
--------------------------------------------------------------
American International Group, Inc.       12,000      1,305,000
--------------------------------------------------------------
Century Business Services, Inc.(a)       11,000        189,750
--------------------------------------------------------------
Travelers Group, Inc.                   171,050      9,215,319
--------------------------------------------------------------
                                                    12,447,069
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.28%

Allstate Corp.                           31,600      2,871,650
--------------------------------------------------------------
CapMAC Holdings, Inc.                    20,500        712,375
--------------------------------------------------------------
Everest Reinsurance Holdings, Inc.       56,100      2,314,125
--------------------------------------------------------------
EXEL Ltd.                                16,000      1,014,000
--------------------------------------------------------------
Fremont General Corp.                    18,000        985,500
--------------------------------------------------------------
HCC Insurance Holdings, Inc.              5,300        112,625
--------------------------------------------------------------
                                                     8,010,275
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.46%

Merrill Lynch & Co., Inc.                39,000      2,844,563
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.93%

Affiliated Managers Group, Inc.(a)       54,300      1,574,700
--------------------------------------------------------------
Franklin Resources, Inc.                 21,650      1,882,197
--------------------------------------------------------------
T. Rowe Price Associates, Inc.           36,900      2,320,088
--------------------------------------------------------------
                                                     5,776,985
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.11%

Callaway Golf Co.                        10,200        291,338
--------------------------------------------------------------
North Face, Inc. (The)(a)                10,000        220,000
--------------------------------------------------------------
Speedway Motorsports, Inc.(a)             8,100        200,981
--------------------------------------------------------------
                                                       712,319
--------------------------------------------------------------

LODGING (HOTELS)-0.53%

Choice Hotels International,
  Inc.(a)                                20,800        332,800
--------------------------------------------------------------
Host Marriott Corp.(a)                   10,000        196,250
--------------------------------------------------------------
ITT Corp.                                22,000      1,823,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
LODGING (HOTELS)-(CONTINUED)

Promus Hotel Corp.(a)                    22,500   $    945,000
--------------------------------------------------------------
                                                     3,297,300
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.37%

Dover Corp.                              37,800      1,365,525
--------------------------------------------------------------
Ingersoll-Rand Co.                       22,500        911,250
--------------------------------------------------------------
                                                     2,276,775
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.23%

Crane Co.                                 7,000        303,625
--------------------------------------------------------------
U.S. Industries, Inc.                    36,900      1,111,613
--------------------------------------------------------------
                                                     1,415,238
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.81%

Cognex Corp.(a)                         116,600      3,177,350
--------------------------------------------------------------
Diebold, Inc.                            36,400      1,842,750
--------------------------------------------------------------
                                                     5,020,100
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.04%

HON INDUSTRIES, Inc.                      3,800        224,200
--------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-7.71%

Baker Hughes, Inc.                       21,000        916,125
--------------------------------------------------------------
BJ Services Co.(a)                       33,400      2,402,713
--------------------------------------------------------------
Camco International, Inc.                19,000      1,210,062
--------------------------------------------------------------
Cooper Cameron Corp.(a)                  50,000      3,050,000
--------------------------------------------------------------
Diamond Offshore Drilling, Inc.          58,400      2,810,500
--------------------------------------------------------------
ENSCO International, Inc.                28,400        951,400
--------------------------------------------------------------
EVI, Inc.(a)                             93,300      4,828,275
--------------------------------------------------------------
Falcon Drilling Company, Inc.(a)         30,000      1,051,875
--------------------------------------------------------------
Global Industries Ltd.(a)               191,000      3,247,000
--------------------------------------------------------------
Input/Output, Inc.(a)                    29,800        884,688
--------------------------------------------------------------
Marine Drilling Companies, Inc.(a)       35,000        726,250
--------------------------------------------------------------
Nabors Industries, Inc.(a)              180,000      5,658,750
--------------------------------------------------------------
National-Oilwell, Inc.(a)                90,000      3,076,875
--------------------------------------------------------------
Newpark Resources, Inc.(a)               18,000        315,000
--------------------------------------------------------------
Noble Drilling Corp.(a)                 100,000      3,062,500
--------------------------------------------------------------
Pride International, Inc.(a)             32,900        830,725
--------------------------------------------------------------
Rowan Companies, Inc.(a)                 20,000        610,000
--------------------------------------------------------------
Santa Fe International Corp.             74,000      3,010,875
--------------------------------------------------------------
Schlumberger Ltd.                        35,100      2,825,550
--------------------------------------------------------------
Smith International, Inc.(a)             21,500      1,319,562
--------------------------------------------------------------
Varco International, Inc.(a)             66,600      1,427,738
--------------------------------------------------------------
Veritas DGC, Inc.(a)                     12,600        497,700
--------------------------------------------------------------
Western Atlas Inc.(a)                    45,000      3,330,000
--------------------------------------------------------------
                                                    48,044,163
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.25%

Apache Corp.                             15,000        525,938
--------------------------------------------------------------
Burlington Resources, Inc.               17,500        784,218
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Pioneer Natural Resources Co.             8,000   $    231,500
--------------------------------------------------------------
                                                     1,541,656
--------------------------------------------------------------

PERSONAL CARE-0.72%

Avon Products, Inc.                      29,100      1,786,012
--------------------------------------------------------------
Gillette Co.                             20,500      2,058,969
--------------------------------------------------------------
Perrigo Co.(a)                           50,000        668,750
--------------------------------------------------------------
                                                     4,513,731
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.16%

AES Corp.(a)                            154,600      7,208,225
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.12%

Gannett Co., Inc.                        12,000        741,750
--------------------------------------------------------------

RESTAURANTS-0.23%

Cracker Barrel Old Country Store,
  Inc.                                   25,000        834,375
--------------------------------------------------------------
Starbucks Corp.(a)                       15,600        598,650
--------------------------------------------------------------
                                                     1,433,025
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.26%

Fastenal Co.                              7,300        279,225
--------------------------------------------------------------
Home Depot, Inc.                         22,600      1,330,575
--------------------------------------------------------------
                                                     1,609,800
--------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.56%

CHS Electronics, Inc.(a)                 75,000      1,284,375
--------------------------------------------------------------
CompUSA, Inc.(a)                        104,300      3,233,300
--------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)            71,900      2,094,088
--------------------------------------------------------------
Tech Data Corp.(a)                       80,300      3,121,662
--------------------------------------------------------------
                                                     9,733,425
--------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.56%

Federated Department Stores,
  Inc.(a)                                22,000        947,375
--------------------------------------------------------------
Kohl's Corp.(a)                          10,900        742,563
--------------------------------------------------------------
Nordstrom, Inc.                          15,200        917,700
--------------------------------------------------------------
Proffitt's, Inc.(a)                      30,000        853,125
--------------------------------------------------------------
                                                     3,460,763
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.09%

Consolidated Stores Corp.(a)             86,593      3,804,680
--------------------------------------------------------------
Dollar General Corp.                     18,085        655,581
--------------------------------------------------------------
Dollar Tree Stores, Inc.(a)              22,950        949,556
--------------------------------------------------------------
Ross Stores, Inc.                        37,700      1,371,338
--------------------------------------------------------------
                                                     6,781,155
--------------------------------------------------------------

RETAIL (DRUG STORES)-1.39%

CVS Corp.                                96,249      6,165,951
--------------------------------------------------------------
Rite Aid Corp.                           42,600      2,500,088
--------------------------------------------------------------
                                                     8,666,039
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.65%

Kroger Co.(a)                           114,900      4,244,119
--------------------------------------------------------------
Quality Food Centers, Inc.(a)            21,600      1,447,200
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
RETAIL (FOOD CHAINS)-(CONTINUED)

Safeway, Inc.(a)                         73,000   $  4,617,250
--------------------------------------------------------------
                                                    10,308,569
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-1.33%

Costco Companies, Inc.(a)                76,000      3,391,500
--------------------------------------------------------------
Dayton Hudson Corp.                      48,700      3,287,250
--------------------------------------------------------------
Fred Meyer, Inc.(a)                      43,800      1,593,225
--------------------------------------------------------------
                                                     8,271,975
--------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.29%

CDW Computer Centers, Inc.(a)            23,050      1,201,481
--------------------------------------------------------------
Micro Warehouse, Inc.(a)                 42,500        592,344
--------------------------------------------------------------
                                                     1,793,825
--------------------------------------------------------------

RETAIL (SPECIALTY)-2.01%

Bed Bath & Beyond, Inc.(a)               45,900      1,767,150
--------------------------------------------------------------
Hollywood Entertainment Corp.(a)         31,100        330,438
--------------------------------------------------------------
Michaels Stores, Inc.(a)                 25,000        731,250
--------------------------------------------------------------
Office Depot, Inc.(a)                   114,600      2,743,238
--------------------------------------------------------------
Payless ShoeSource, Inc.(a)              10,400        698,100
--------------------------------------------------------------
Petco Animal Supplies, Inc.(a)           20,400        489,600
--------------------------------------------------------------
Tiffany & Co.                            22,700        818,618
--------------------------------------------------------------
Viking Office Products, Inc.(a)          64,800      1,413,450
--------------------------------------------------------------
Williams-Sonoma, Inc.(a)                 85,000      3,559,375
--------------------------------------------------------------
                                                    12,551,219
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.50%

Gap, Inc.                                24,000        850,500
--------------------------------------------------------------
TJX Companies, Inc.                      65,400      2,248,125
--------------------------------------------------------------
                                                     3,098,625
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.70%

Ahmanson (H.F.) & Co.                    39,600      2,650,725
--------------------------------------------------------------
Dime Bancorp, Inc.                       15,000        453,750
--------------------------------------------------------------
Washington Mutual, Inc.                  19,500      1,244,344
--------------------------------------------------------------
                                                     4,348,819
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.14%

Omnicom Group, Inc.                      20,000        847,500
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.11%

Cendant Corp.(a)                        120,395      4,138,589
--------------------------------------------------------------
Cerner Corp.(a)                          41,000        866,125
--------------------------------------------------------------
Equity Corp. International(a)            11,200        259,000
--------------------------------------------------------------
Service Corp. International             164,500      6,076,219
--------------------------------------------------------------
Stewart Enterprises, Inc.-Class A        28,650      1,335,806
--------------------------------------------------------------
Trammell Crow Co.(a)                     20,000        515,000
--------------------------------------------------------------
                                                    13,190,739
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
SERVICES (COMPUTER SYSTEMS)-0.44%

Cambridge Technology Partners,
  Inc.(a)                                10,100   $    420,413
--------------------------------------------------------------
Gartner Group, Inc.(a)                   23,000        856,750
--------------------------------------------------------------
Shared Medical Systems Corp.             10,900        719,400
--------------------------------------------------------------
SunGard Data Systems Inc.(a)             23,600        731,600
--------------------------------------------------------------
                                                     2,728,163
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.12%

Affiliated Computer Services,
  Inc.(a)                                22,600        594,662
--------------------------------------------------------------
BISYS Group, Inc.(a)                     11,200        372,400
--------------------------------------------------------------
CSG Systems International, Inc.(a)       90,000      3,600,000
--------------------------------------------------------------
DST Systems, Inc.(a)                     22,100        943,394
--------------------------------------------------------------
Equifax, Inc.                            72,400      2,565,675
--------------------------------------------------------------
Fiserv, Inc.(a)                          37,900      1,861,838
--------------------------------------------------------------
National Data Corp.                      32,000      1,156,000
--------------------------------------------------------------
PMT Services, Inc.(a)                    25,500        353,812
--------------------------------------------------------------
Paychex, Inc.                            34,600      1,751,625
--------------------------------------------------------------
                                                    13,199,406
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.20%

AccuStaff, Inc.(a)                       53,700      1,235,100
--------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.13%

Corrections Corp. of America(a)          22,500        833,906
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.45%

AT&T Corp.                               30,000      1,837,500
--------------------------------------------------------------
Billing Information Concepts
  Corp.(a)                               18,600        892,800
--------------------------------------------------------------
CIENA Corp.(a)                           41,100      2,512,238
--------------------------------------------------------------
LCI International, Inc.(a)               40,000      1,230,000
--------------------------------------------------------------
MCI Communications Corp.                 62,800      2,688,625
--------------------------------------------------------------
WorldCom, Inc.(a)                       203,200      6,146,800
--------------------------------------------------------------
                                                    15,307,963
--------------------------------------------------------------

TEXTILES (APPAREL)-0.48%

Jones Apparel Group, Inc.(a)             26,200      1,126,600
--------------------------------------------------------------
Liz Claiborne, Inc.                      29,300      1,225,106
--------------------------------------------------------------
Nautica Enterprises, Inc.(a)             28,800        669,600
--------------------------------------------------------------
                                                     3,021,306
--------------------------------------------------------------

TEXTILES (SPECIALTY)-0.17%

Unifi, Inc.                              25,800      1,049,738
--------------------------------------------------------------

TRUCKS & PARTS-0.02%

Wabash National Corp.                     5,000        142,188
--------------------------------------------------------------

WASTE MANAGEMENT-0.73%

American Disposal Services, Inc.(a)      10,000        365,000
--------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)       26,125        899,680
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
WASTE MANAGEMENT-(CONTINUED)

USA Waste Services, Inc.(a)              82,992   $  3,257,436
--------------------------------------------------------------
                                                     4,522,116
--------------------------------------------------------------
    Total Domestic Common Stocks                   518,399,662
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-3.26%

BERMUDA-1.21%

Tyco International Ltd.
  (Manufacturing-Diversified)           167,700      7,556,981
--------------------------------------------------------------

CANADA-0.65%

Newcourt Credit Group, Inc.
  (Financial-Diversified)                 5,500        183,562
--------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Communications Equipment)             19,100      1,699,900
--------------------------------------------------------------
Philip Services Corp. (Waste
  Management)(a)                        100,000      1,437,500
--------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling & Equipment)(a)           31,000        755,625
--------------------------------------------------------------
                                                     4,076,587
--------------------------------------------------------------

FINLAND-0.21%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)             18,350      1,284,500
--------------------------------------------------------------

IRELAND-0.02%

CBT Group PLC-ADR
  (Computers-Software &
  Services)(a)                            1,800        147,825
--------------------------------------------------------------

ISRAEL-0.15%

Tecnomatix Technologies Ltd.
  (Computers-Software &
  Services)(a)                           10,000        337,500
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)            13,000        615,063
--------------------------------------------------------------
                                                       952,563
--------------------------------------------------------------

SWEDEN-0.44%

Telefonaktiebolaget LM Ericsson-ADR
  (Communications Equipment)             72,700      2,712,619
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TAIWAN-0.03%

Taiwan Semiconductor Manufacturing
  Co. Ltd.-ADR
  (Electronics-Semiconductors)(a)        10,000   $    181,875
--------------------------------------------------------------

UNITED KINGDOM-0.55%

SmithKline Beecham PLC-ADR (Health
  Care-Drugs-Major Pharmaceuticals)      67,000      3,446,312
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              20,359,262
--------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK-0.15%

LODGING (HOTELS)-0.15%

Host Marriott Corp., $3.375 Conv.
  Pfd.                                   14,950        918,498
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT
DOMESTIC CONVERTIBLE CORPORATE NOTES-0.11%

COMPUTERS (PERIPHERALS)-0.11%

EMC Corp., 3.25%, Conv. Sub. Notes   $  500,000        674,875
--------------------------------------------------------------

U.S. TREASURY SECURITIES-7.16%

U.S. TREASURY BILLS(b)-7.16%

  4.566%, 01/02/98(c)                44,700,000     44,693,909
--------------------------------------------------------------
    Total Investments, excluding
      repurchase agreement                         585,046,206
--------------------------------------------------------------

REPURCHASE AGREEMENT(d)-10.64%

Dean Witter Reynolds, Inc., 6.75%,
  01/02/98(e)                        66,326,931     66,326,931
--------------------------------------------------------------

TOTAL INVESTMENTS-104.46%                          651,373,137
--------------------------------------------------------------

LIABILITIES LESS OTHER
  ASSETS-(4.46%)                                   (27,830,220)
--------------------------------------------------------------

NET ASSETS-100.00%                                $623,542,917
==============================================================

(a)  Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $200,075,000. Collateralized by $204,420,000 U.S. Government obligations, 0% to 8.80% due 01/09/98 to 11/15/29 with an aggregate market value at 12/31/97 of $204,000,245.

Investment Abbreviations:

ADR-American Depositary Receipt
Conv.-Convertible
Pfd.-Preferred
Sub.-Subordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, excluding repurchase
  agreement, at market value (cost
  $466,409,789)                              $585,046,206
---------------------------------------------------------
Repurchase agreement                           66,326,931
---------------------------------------------------------
Receivables for:
  Investments sold                                429,715
---------------------------------------------------------
  Fund shares sold                                722,005
---------------------------------------------------------
  Dividends and interest                          254,824
---------------------------------------------------------
Investment for deferred compensation plan          63,989
---------------------------------------------------------
Other assets                                       19,859
---------------------------------------------------------
    Total assets                              652,863,529
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        25,404,932
---------------------------------------------------------
  Fund shares reacquired                        2,649,663
---------------------------------------------------------
  Variation margin                                  9,650
---------------------------------------------------------
  Deferred compensation plan                       63,989
---------------------------------------------------------
Accrued advisory fees                             347,621
---------------------------------------------------------
Accrued administrative service fees                 5,749
---------------------------------------------------------
Accrued distribution fees                         596,362
---------------------------------------------------------
Accrued trustees' fees                              2,890
---------------------------------------------------------
Accrued transfer agent fees                       127,426
---------------------------------------------------------
Accrued operating expenses                        112,330
---------------------------------------------------------
    Total liabilities                          29,320,612
---------------------------------------------------------
Net assets applicable to shares outstanding  $623,542,917
=========================================================

NET ASSETS:

Class A                                      $266,167,858
=========================================================
Class B                                      $356,185,858
=========================================================
Class C                                      $  1,189,201
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        16,990,731
=========================================================
Class B                                        23,779,883
=========================================================
Class C                                            79,397
=========================================================

Class A:
  Net asset value and redemption price per
    share                                    $      15.67
=========================================================
  Offering price per share:
    (Net asset value of $15.67 divided by
    94.50%)                                  $      16.58
=========================================================

Class B:
  Net asset value and offering price per
    share                                    $      14.98
=========================================================

Class C:
  Net asset value and offering price per
    share                                    $      14.98
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $31,497 foreign
  withholding tax)                            $ 2,818,914
---------------------------------------------------------
Interest                                        4,030,884
---------------------------------------------------------
    Total investment income                     6,849,798
---------------------------------------------------------

EXPENSES:

Advisory fees                                   3,901,342
---------------------------------------------------------
Administrative service fees                        74,201
---------------------------------------------------------
Custodian fees                                    145,850
---------------------------------------------------------
Transfer agent fees-Class A                       369,991
---------------------------------------------------------
Transfer agent fees-Class B                       731,596
---------------------------------------------------------
Transfer agent fees-Class C                           750
---------------------------------------------------------
Trustees' fees                                     11,880
---------------------------------------------------------
Distribution fees-Class A                         633,698
---------------------------------------------------------
Distribution fees-Class B                       3,284,783
---------------------------------------------------------
Distribution fees-Class C                           2,571
---------------------------------------------------------
Other                                             274,011
---------------------------------------------------------
    Total expenses                              9,430,673
---------------------------------------------------------
Less: Expenses paid indirectly                    (17,975)
---------------------------------------------------------
    Net expenses                                9,412,698
---------------------------------------------------------
Net investment income (loss)                   (2,562,900)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        59,302,302
---------------------------------------------------------
  Foreign currencies                              (53,295)
---------------------------------------------------------
  Futures contracts                             9,324,974
---------------------------------------------------------
                                               68,573,981
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        30,912,100
---------------------------------------------------------
  Foreign currencies                                   21
---------------------------------------------------------
  Futures contracts                            (1,308,102)
---------------------------------------------------------
                                               29,604,019
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies and futures
       contracts                               98,178,000
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $95,615,100
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997             1996
                                                              ------------     ------------
OPERATIONS:

  Net investment income (loss)                                $ (2,562,900)    $    124,753
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            68,573,981       25,815,431
-------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                    29,604,019       41,005,363
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        95,615,100       66,945,547
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (115,803)              --
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (28,869,623)      (9,939,277)
-------------------------------------------------------------------------------------------
  Class B                                                      (40,478,955)     (12,535,665)
-------------------------------------------------------------------------------------------
  Class C                                                         (105,058)              --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       23,238,247       35,293,722
-------------------------------------------------------------------------------------------
  Class B                                                       64,250,779      122,675,148
-------------------------------------------------------------------------------------------
  Class C                                                        1,318,691               --
-------------------------------------------------------------------------------------------
    Net increase in net assets                                 114,853,378      202,439,475
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          508,689,539      306,250,064
-------------------------------------------------------------------------------------------
  End of period                                               $623,542,917     $508,689,539
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $499,110,813     $412,932,159
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (34,200)          66,315
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and futures contracts         6,119,260        6,948,040
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                           118,347,044       88,743,025
-------------------------------------------------------------------------------------------
                                                              $623,542,917     $508,689,539
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in the common stocks of established medium- to large-size companies with prospects for above-average, long-term earnings growth. Realization of current income is an incidental consideration.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract for the purchase or sales of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, paid-in capital was decreased by $2,629,063, undistributed net investment income was increased by $2,578,188 and undistributed net realized gains increased by $50,875 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
G. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $74,201 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, AFS was paid $608,362 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan") and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, for the Class A shares and Class B shares and the period August 4, 1997 through December 31, 1997 for the Class C shares, the Class A, Class B, and Class C shares paid AIM Distributors $633,698, $3,284,783 and $2,571 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $143,669 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $109,547 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $5,583 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $2,139 during the year ended December 31, 1997. Also during the year ended December 31, 1997, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $6,509 and $9,327, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $17,975 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $592,414,766 and $560,170,230, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $131,466,776
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (14,012,338)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $117,454,438
=========================================================
Cost of investments for tax purposes is
  $467,591,768.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                  1997                          1996
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       -----------   -------------   -----------   -------------
Sold:
  Class A               14,466,946   $ 234,213,923    10,862,824   $ 152,766,558
--------------------------------------------------------------------------------
  Class B                7,100,475     113,053,525    12,013,218     167,088,540
--------------------------------------------------------------------------------
  Class C*                 104,003       1,760,456            --              --
--------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                1,802,991      27,333,257       657,046       9,474,936
--------------------------------------------------------------------------------
  Class B                2,600,309      37,704,454       845,350      11,809,495
--------------------------------------------------------------------------------
  Class C*                   6,820          98,891            --              --
--------------------------------------------------------------------------------
Reacquired:
  Class A              (14,695,429)   (238,308,933)   (8,993,672)   (126,947,772)
--------------------------------------------------------------------------------
  Class B               (5,524,470)    (86,507,200)   (4,060,745)    (56,222,887)
--------------------------------------------------------------------------------
  Class C*                 (31,426)       (540,656)           --              --
--------------------------------------------------------------------------------
                         5,830,219   $  88,807,717    11,324,021   $ 157,968,870
================================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-OPEN FUTURES CONTRACTS

On December 31, 1997, $2,156,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.
  Open futures contracts at December 31, 1997 were as follows:

                                                         UNREALIZED
                   NO. OF                               APPRECIATION
   CONTRACT      CONTRACTS      MONTH     COMMITMENT   (DEPRECIATION)
                    193
S&P 500 Index    contracts     Mar. 98       Buy        $(289,500)
=======================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 1, 1993 (date sales commenced) through December 31, 1993, and for a share of Class C outstanding for the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                         CLASS A
                                                               -----------------------------------------------------------
                                                                 1997            1996       1995         1994       1993
                                                               --------        --------   --------     --------   --------
Net asset value, beginning of period                           $  14.78        $  13.05   $  10.32     $  11.32   $  12.28
------------------------------------------------------------   --------        --------   --------     --------   --------
Income from investment operations:
 Net investment income                                             0.01(a)         0.07       0.02(a)        --         --
------------------------------------------------------------   --------        --------   --------     --------   --------
 Net gains (losses) on securities (both realized and
   unrealized)                                                     2.82            2.34       3.50        (0.57)      0.41
------------------------------------------------------------   --------        --------   --------     --------   --------
   Total from investment operations                                2.83            2.41       3.52        (0.57)      0.41
------------------------------------------------------------   --------        --------   --------     --------   --------
Less distributions:
 Dividends from net investment income                             (0.01)             --         --           --         --
------------------------------------------------------------   --------        --------   --------     --------   --------
 Distributions from net realized gains                            (1.93)          (0.68)     (0.79)       (0.43)     (1.37)
------------------------------------------------------------   --------        --------   --------     --------   --------
   Total distributions                                            (1.94)          (0.68)     (0.79)       (0.43)     (1.37)
------------------------------------------------------------   --------        --------   --------     --------   --------
Net asset value, end of period                                 $  15.67        $  14.78   $  13.05     $  10.32   $  11.32
============================================================   ========        ========   ========     ========   ========
Total return(b)                                                   19.54%          18.61%     34.31%       (4.99)%     3.64%
============================================================   ========        ========   ========     ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $266,168        $227,882   $168,217     $123,271   $146,723
============================================================   ========        ========   ========     ========   ========
Ratio of expenses to average net assets                            1.13%(c)(d)     1.18%      1.28%        1.22%      1.17%
============================================================   ========        ========   ========     ========   ========
Ratio of net investment income to average net assets               0.04%(c)        0.46%      0.20%        0.02%      0.02%
============================================================   ========        ========   ========     ========   ========
Portfolio turnover rate                                             110%             97%        87%         201%       192%
============================================================   ========        ========   ========     ========   ========
Average broker commission rate paid(e)                         $ 0.0568        $ 0.0621        N/A          N/A        N/A
============================================================   ========        ========   ========     ========   ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c)  Ratios are based on average net assets of $253,479,200.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                                CLASS B                            CLASS C
                                                         ------------------------------------------------------    -------
                                                          1997          1996       1995       1994       1993       1997

                                                         -------       -------    -------    -------    -------    -------
Net asset value, beginning of period                     $ 14.32       $ 12.77    $ 10.21    $ 11.31    $ 12.83    $ 17.65
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
Income from investment operations:
 Net investment income (loss)                              (0.13)(a)     (0.05)     (0.08)(a)   (0.06)    (0.01)     (0.04)(a)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
 Net gains (losses) on securities (both realized and
   unrealized)                                              2.72          2.28       3.43      (0.61)     (0.14)     (0.70)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
    Total from investment operations                        2.59          2.23       3.35      (0.67)     (0.15)     (0.74)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
Less distributions:
 Distributions from net realized gains                     (1.93)        (0.68)     (0.79)     (0.43)     (1.37)     (1.93)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
    Total distributions                                    (1.93)        (0.68)     (0.79)     (0.43)     (1.37)     (1.93)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
Net asset value, end of period                           $ 14.98       $ 14.32    $ 12.77    $ 10.21    $ 11.31    $ 14.98
=====================================================    =======       =======    =======    =======    =======    =======
Total return(b)                                            18.50%        17.60%     33.00%     (5.88)%    (0.92)%    (3.86)%
=====================================================    =======       =======    =======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $356,186      $280,807   $138,034   $38,448    $11,053    $ 1,189
=====================================================    =======       =======    =======    =======    =======    =======
Ratio of expenses to average net assets                     1.99%(c)(d)    2.03%     2.13%      2.18%      1.91%(e)    1.95%(f)(g)
=====================================================    =======       =======    =======    =======    =======    =======
Ratio of net investment income (loss) to average net
 assets                                                    (0.82)%(c)    (0.39)%    (0.65)%    (0.94)%    (0.72)%(e)   (0.77)%(f)
=====================================================    =======       =======    =======    =======    =======    =======
Portfolio turnover rate                                      110%           97%        87%       201%       192%       110%
=====================================================    =======       =======    =======    =======    =======    =======
Average broker commission rate paid(h)                   $0.0568       $0.0621        N/A        N/A        N/A    $0.0568
=====================================================    =======       =======    =======    =======    =======    =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $328,478,309.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e)  Annualized.
(f)  Ratios are annualized and based on average net assets of $625,699.
(g) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.94%.
(h)The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Growth Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Growth Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

                                                            Trustees & Officers

BOARD OF TRUSTEES                             OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Director
ACE Limited;                                  John J. Arthur                                  A I M Advisors, Inc.
Formerly Director, President, and Chief       Senior Vice President and Treasurer             11 Greenway Plaza
Executive Officer                                                                             Suite 100
COMSAT Corporation                            Carol F. Relihan                                Houston, TX 77046
                                              Senior Vice President
Owen Daly II                                  and Secretary                                   TRANSFER AGENT
Director
Cortland Trust Inc.                           Gary T. Crum                                    A I M Fund Services, Inc.
                                              Senior Vice President                           P.O. Box 4739
Jack Fields                                                                                   Houston, TX 77210-4739
Chief Executive Officer                       Dana R. Sutton
Texana Global, Inc.;                          Vice President and Assistant Treasurer          CUSTODIAN
Formerly Member of the
U.S. House of Representatives                 Robert G. Alley                                 State Street Bank & Trust Company
                                              Vice President                                  225 Franklin Street
Carl Frischling                                                                               Boston, MA 02110
Partner                                       Stuart W. Coco
Kramer, Levin, Naftalis & Frankel             Vice President                                  COUNSEL TO THE FUND

Robert H. Graham                              Melville B. Cox                                 Ballard Spahr
President and Chief Executive Officer         Vice President                                  Andrews & Ingersoll
A I M Management Group Inc.                                                                   1735 Market Street
                                              Karen Dunn Kelly                                Philadelphia, PA 19103
John F. Kroeger                               Vice President
Formerly Consultant                                                                           COUNSEL TO THE TRUSTEES
Wendell & Stockel Associates, Inc.            Jonathan C. Schoolar
                                              Vice President                                  Kramer, Levin, Naftalis & Frankel
Lewis F. Pennock                                                                              919 Third Avenue
Attorney                                      P. Michelle Grace                               New York, NY 10022
                                              Assistant Secretary
Ian W. Robinson                                                                               DISTRIBUTOR
Consultant; Formerly Executive                Nancy L. Martin
Vice President and                            Assistant Secretary                             A I M Distributors, Inc.
Chief Financial Officer                                                                       11 Greenway Plaza
Bell Atlantic Management                      Ofelia M. Mayo                                  Suite 100
Services, Inc.                                Assistant Secretary                             Houston, TX 77046

Louis S. Sklar                                Kathleen J. Pflueger                            AUDITORS
Executive Vice President                      Assistant Secretary                             KPMG Peat Marwick
Hines Interests                                                                               700 Louisiana
Limited Partnership                           Samuel D. Sirko                                 Houston, TX 77002
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary

                                              Mary J. Benson
                                              Assistant Treasurer



REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Growth Fund Class A, Class B, and Class C shares paid ordinary dividends in the amount of $0.2168, $0.209, and $0.0209 per share, respectively, to shareholders during its tax year ended December 31, 1997. Of these amounts, 33.14% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $1.716 per share during its tax year ended December 31, 1997. Of long-term capital gains distributed, 49.46% is 20% rate gain.

REQUIRED STATE INCOME TAX INFORMATION

Of total ordinary dividends paid, 1.25% for Class A, 0% for Class C shares were derived from U.S. Treasury obligations.

                             HOW AIM MAKES INVESTING
                                  EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You many build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds --Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.



                        --------------------------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                                for 24-hour-a-day

                              account information.

                        --------------------------------

                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Asian Growth Fund
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM European Development Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
                                                                       AIM Advisor International Value Fund
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM High Income Municipal Fund
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Fund

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund
                                                                       AIM Limited Maturity Treasury Fund
                                                                       AIM Money Market Fund
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and managed approximately              June 5, 1997.  For more complete information about any AIM
$83 billion in assets for more than 3.7 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions as of December 31, 1997. The AIM Family of                prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper                             INVEST WITH DISCIPLINE-SM-
Analytical Services, Inc.